Note 13 - Income Taxes (Details Textual)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Statement Line Items [Line Items]
Applicable tax rate	26.08%	26.00%	26.00%
Tax rate effect from change in tax rate	12.00%	11.00%	11.00%
Total average effective tax rate	26.08%	26.00%	26.00%